Securities - Summary of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	$ 127,656	$ 145,687
Gross unrealized gains	759	954
Gross unrealized (losses)	(560)	(230)
Financial assets at fair value through other comprehensive income	130,600
Available-for-sale securities		146,411
Government and government-related securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	94,649	101,965
Gross unrealized gains	502	554
Gross unrealized (losses)	(418)	(158)
Financial assets at fair value through other comprehensive income	94,733
Available-for-sale securities		102,361
Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	12,740	16,200
Gross unrealized gains	38	53
Gross unrealized (losses)	(47)	(28)
Financial assets at fair value through other comprehensive income	12,731
Available-for-sale securities		16,225
Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	9,443	7,859
Gross unrealized gains	75	66
Gross unrealized (losses)	(11)	(3)
Financial assets at fair value through other comprehensive income	9,507
Available-for-sale securities		7,922
Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	45,857	48,082
Gross unrealized gains	265	310
Gross unrealized (losses)	(356)	(112)
Financial assets at fair value through other comprehensive income	45,766
Available-for-sale securities		48,280
Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	20,034	21,067
Gross unrealized gains	65	69
Gross unrealized (losses)	(3)	(14)
Financial assets at fair value through other comprehensive income	20,096
Available-for-sale securities		21,122
Government and government-related securities [member] | Mortgage Backed Securities [Member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	6,575	8,757
Gross unrealized gains	59	56
Gross unrealized (losses)	(1)	(1)
Financial assets at fair value through other comprehensive income	6,633
Available-for-sale securities		8,812
Other debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	30,906	41,338
Gross unrealized gains	119	207
Gross unrealized (losses)	(77)	(59)
Financial assets at fair value through other comprehensive income	30,948
Available-for-sale securities		41,486
Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	21,901	29,879
Gross unrealized gains	87	135
Gross unrealized (losses)	(19)	(33)
Financial assets at fair value through other comprehensive income	21,969
Available-for-sale securities		29,981
Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	471	1,706
Gross unrealized gains	1	9
Financial assets at fair value through other comprehensive income	472
Available-for-sale securities		1,715
Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	8,534	9,753
Gross unrealized gains	31	63
Gross unrealized (losses)	(58)	(26)
Financial assets at fair value through other comprehensive income	8,507
Available-for-sale securities		9,790
Debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	125,555	143,553
Gross unrealized gains	621	788
Gross unrealized (losses)	(495)	(217)
Financial assets at fair value through other comprehensive income	125,681
Available-for-sale securities		144,124
Debt securities [member] | Debt securities reclassified from trading [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost		250
Gross unrealized gains		27
Available-for-sale securities		277
Equity securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	2,101	2,134
Gross unrealized gains	138	166
Gross unrealized (losses)	(65)	(13)
Financial assets at fair value through other comprehensive income	2,174
Available-for-sale securities		2,287
Equity securities [member] | Common shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	1,725	1,821
Gross unrealized gains	118	114
Gross unrealized (losses)	(39)	(13)
Financial assets at fair value through other comprehensive income	1,804
Available-for-sale securities		1,922
Equity securities [member] | Preferred shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [Line Items]
Cost/amortized cost	376	313
Gross unrealized gains	20	52
Gross unrealized (losses)	(26)
Financial assets at fair value through other comprehensive income	$ 370
Available-for-sale securities		$ 365